INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 12, 2023	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective tax rate		(17.70%)	19.90%	4.30%
Operating loss carryforwards, foreign		$ 55,800	$ 29,600
Increase (decrease) in valuation allowance		36,616	16,166
Increase (decrease) in valuation allowance		36,600	16,200
Interest and penalties related to uncertain tax benefits	$ 8,900	12,900	12,900	$ 8,900
Uncertain tax positions that would impact effective tax rate		50,200	46,900
Unrecognized tax benefits	$ 34,749	37,962	39,250	34,749		$ 29,656
Recognized tax benefits (income) expense tax penalties and interest accrued		(200)	3,800	$ 3,500
Corporate alternative minimum tax	15.00%
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, foreign		$ 15,600	$ 20,200
Operating loss carryforwards, expiration period		5 years
Foreign tax credit carryforwards		$ 26,400
Foreign tax credit carryforwards, expire description		2032 through 2034
WWE [Member]
Operating Loss Carryforwards [Line Items]
Fair value step-up on acquired net assets					$ 3,300,000
Deferred tax liabilities					$ 379,601